                                            Exhibit 99.2

Remittance Dates:
November 20, 2009 through December 21, 2009

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Note Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: November 6, 2009 through October 28, 2010
Remittance Dates: November 20, 2009 through December 21, 2009

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00541	per kWh	$ -	$ -
2	Small General Service	$0.00703	per kWh	$ -	$ -
3	General Service	$0.00369	per kWh	$ -	$ -
4	Large General Service	$0.00200	per kWh	$ -	$ -
5	Large Industrial Power Service	$0.17849	per kW	$ -	$ -
6	Economic As-Available Service	$0.00244	per kWh	$ -	$ -
7	Standby and Maintenance Service	$0.01913	per kW	$ -	$ -
8	Street and Outdoor Lighting	$0.02213	per kWh	$ -	$ -
9	Total			$ -	$ -

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service			$ -	$ -
13	Small General Service			$ -	$ -
14	General Service			$ -	$ -
15	Large General Service			$ -	$ -
16	Large Industrial Power Service			$ -	$ -
17	Economic As-Available Service			$ -	$ -
18	Standby and Maintenance Service			$ -	$ -
19	Street and Outdoor Lighting			$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ -
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ -

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.
Note: pursuant to Section 6.11 of the Servicing Agreement, remittances shall begin on or about 44 days after the closing date of November 6, 2009.
In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of December 2009.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.

Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
December 22, 2009 through January 21, 2010

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Note Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: November 6, 2009 through October 28, 2010
Remittance Dates: December 22, 2009 through January 21, 2010

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00541	per kWh	$ 2,100,566.35	$ 2,089,382.94
2	Small General Service	$0.00703	per kWh	$ 168,206.01	$ 167,842.50
3	General Service	$0.00369	per kWh	$ 872,891.51	$ 872,403.55
4	Large General Service	$0.00200	per kWh	$ 222,125.83	$ 222,088.75
5	Large Industrial Power Service	$0.17849	per kW	$ 145,667.71	$ 145,667.71
6	Economic As-Available Service	$0.00244	per kWh	$ 59,655.87	$ 59,655.87
7	Standby and Maintenance Service	$0.01913	per kW	$ 10,442.65	$ 10,442.65
8	Street and Outdoor Lighting	$0.02213	per kWh	$ 136,818.53	$ 134,661.04
9	Total			$ 3,716,374.46	$ 3,702,145.01

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service			$ -	$ -
13	Small General Service			$ -	$ -
14	General Service			$ -	$ -
15	Large General Service			$ -	$ -
16	Large Industrial Power Service			$ -	$ -
17	Economic As-Available Service			$ -	$ -
18	Standby and Maintenance Service			$ -	$ -
19	Street and Outdoor Lighting			$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,702,145.01
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,702,145.01

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of January 2010.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.

Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
January 22, 2009 through February 22, 2010

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Note Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	November 6, 2009 through October 28, 2010
		Remittance Dates:	January 22, 2009 through February 22, 2010

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00541	per kWh	$ 3,156,769.77	$ 3,139,963.14
2	Small General Service	$0.00703	per kWh	$ 228,418.52	$ 227,924.91
3	General Service	$0.00369	per kWh	$ 989,085.16	$ 988,532.25
4	Large General Service	$0.00200	per kWh	$ 227,860.43	$ 227,822.40
5	Large Industrial Power Service	$0.17849	per kW	$ 142,792.25	$ 142,792.25
6	Economic As-Available Service	$0.00244	per kWh	$ 50,673.49	$ 50,673.49
7	Standby and Maintenance Service	$0.01913	per kW	$ 10,446.33	$ 10,446.33
8	Street and Outdoor Lighting	$0.02213	per kWh	$ 137,609.24	$ 135,439.27
9	Total			$ 4,943,655.19	$ 4,923,594.04

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service			$ -	$ -
13	Small General Service			$ -	$ -
14	General Service			$ -	$ -
15	Large General Service			$ -	$ -
16	Large Industrial Power Service			$ -	$ -
17	Economic As-Available Service			$ -	$ -
18	Standby and Maintenance Service			$ -	$ -
19	Street and Outdoor Lighting			$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 4,923,594.04
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 4,923,594.04

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 23rd day of February 2010.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.

Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
February 23, 2010 through March 23, 2010

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Note Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: November 6, 2009 through October 28, 2010
Remittance Dates: February 23, 2010 through March 23, 2010

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00541	per kWh	$ 2,576,148.54	$ 2,562,433.11
2	Small General Service	$0.00703	per kWh	$ 198,664.35	$ 198,235.00
3	General Service	$0.00369	per kWh	$ 903,392.16	$ 902,887.17
4	Large General Service	$0.00200	per kWh	$ 210,379.55	$ 210,344.40
5	Large Industrial Power Service	$0.17849	per kW	$ 142,215.72	$ 142,215.72
6	Economic As-Available Service	$0.00244	per kWh	$ 78,938.30	$ 78,938.30
7	Standby and Maintenance Service	$0.01913	per kW	$ 10,440.31	$ 10,440.31
8	Street and Outdoor Lighting	$0.02213	per kWh	$ 143,613.66	$ 141,349.02
9	Total			$ 4,263,792.59	$ 4,246,843.03

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service			$ -	$ -
13	Small General Service			$ -	$ -
14	General Service			$ -	$ -
15	Large General Service			$ -	$ -
16	Large Industrial Power Service			$ -	$ -
17	Economic As-Available Service			$ -	$ -
18	Standby and Maintenance Service			$ -	$ -
19	Street and Outdoor Lighting			$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 4,246,843.03
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 4,246,843.03

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 23rd day of March 2010.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.

Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
March 24, 2010 through April 21, 2010

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: November 6, 2009 through October 28, 2010
Remittance Dates: March 24, 2010 through April 21, 2010

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00541	per kWh	$ 2,355,532.17	$ 2,342,991.31
2	Small General Service	$0.00703	per kWh	$ 183,051.63	$ 182,656.09
3	General Service	$0.00369	per kWh	$ 903,622.99	$ 903,117.86
4	Large General Service	$0.00200	per kWh	$ 212,171.92	$ 212,136.50
5	Large Industrial Power Service	$0.17849	per kW	$ 141,841.78	$ 141,841.78
6	Economic As-Available Service	$0.00244	per kWh	$ 50,381.38	$ 50,381.38
7	Standby and Maintenance Service	$0.01913	per kW	$ 10,443.96	$ 10,443.96
8	Street and Outdoor Lighting	$0.02213	per kWh	$ 153,226.08	$ 150,809.84
9	Total			$ 4,010,271.91	$ 3,994,378.72

10	Results of Annual Reconciliation (if applicable):

The Servicer has calculated that a Remittance Excess in the amount of $1,830.56 was paid during the period December 21, 2009 through January 21, 2010 for billings rendered November 30, 2009 through December 30, 2009.  Pursuant to Section 6.11(c) of the Servicing Agreement, the Servicer shall decrease the amount of each Daily Remittance which the Servicer subsequently remits to the General Subaccount for application to the amount of such Remittance Excess until the balance of such Remittance Excess has been reduced to zero.

11	Reconciliation Period:	November 6, 2009 through December 30, 2009

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ 2,089,382.94	$ 2,087,673.07	$ -	$ 1,709.87
13	Small General Service	$ 167,842.50	$ 167,804.84	$ -	$ 37.66
14	General Service	$ 872,403.55	$ 871,872.85	$ -	$ 530.70
15	Large General Service	$ 222,088.75	$ 222,125.83	$ 37.08	$ -
16	Large Industrial Power Service	$ 145,667.71	$ 145,667.71	$ -	$ -
17	Economic As-Available Service	$ 59,655.87	$ 59,655.87	$ -	$ -
18	Standby and Maintenance Service	$ 10,442.65	$ 10,442.65	$ -	$ -
19	Street and Outdoor Lighting	$ 134,661.04	$ 135,071.63	$ 410.59	$ -
20	Total	$ 3,702,145.01	$ 3,700,314.45	$ 447.67	$ 2,278.23

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,994,378.72
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,992,548.16

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ 1,830.56

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of April 2010.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.

Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
April 22, 2010 through May 21, 2010

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: November 6, 2009 through October 28, 2010
Remittance Dates: April 22, 2010 through May 21, 2010

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00541	per kWh	$ 1,745,607.20	$ 1,736,313.61
2	Small General Service	$0.00703	per kWh	$ 149,200.80	$ 148,878.39
3	General Service	$0.00369	per kWh	$ 868,289.04	$ 867,803.66
4	Large General Service	$0.00200	per kWh	$ 215,328.75	$ 215,292.76
5	Large Industrial Power Service	$0.17849	per kW	$ 141,712.19	$ 141,712.19
6	Economic As-Available Service	$0.00244	per kWh	$ 72,465.28	$ 72,465.28
7	Standby and Maintenance Service	$0.01913	per kW	$ 10,445.74	$ 10,445.74
8	Street and Outdoor Lighting	$0.02213	per kWh	$ 149,790.40	$ 147,428.35
9	Total			$ 3,352,839.40	$ 3,340,339.98

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,340,339.98
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,340,339.98

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of May 2010.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.

Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
May 24, 2010 through June 21, 2010

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: November 6, 2009 through October 28, 2010
Remittance Dates: May 24, 2010 through June 21, 2010

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00541	per kWh	$ 1,996,086.84	$ 1,984,495.56
2	Small General Service	$0.00703	per kWh	$ 161,011.83	$ 160,641.66
3	General Service	$0.00369	per kWh	$ 982,010.52	$ 981,311.33
4	Large General Service	$0.00200	per kWh	$ 236,307.89	$ 236,268.90
5	Large Industrial Power Service	$0.17849	per kW	$ 140,716.75	$ 140,716.75
6	Economic As-Available Service	$0.00244	per kWh	$ 72,981.22	$ 72,981.22
7	Standby and Maintenance Service	$0.01913	per kW	$ 10,455.88	$ 10,455.88
8	Street and Outdoor Lighting	$0.02213	per kWh	$ 135,403.32	$ 133,173.36
9	Total			$ 3,734,974.25	$ 3,720,044.66

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,720,044.66
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,720,044.66

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of June 2010.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.

Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
June 23, 2010 through July 21, 2010

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: November 6, 2009 through October 28, 2010
Remittance Dates: June 23, 2010 through July 21, 2010

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00541	per kWh	$ 3,002,488.91	$ 2,985,053.45
2	Small General Service	$0.00703	per kWh	$ 203,118.64	$ 202,651.68
3	General Service	$0.00369	per kWh	$ 1,146,297.77	$ 1,145,481.58
4	Large General Service	$0.00200	per kWh	$ 262,626.12	$ 262,582.77
5	Large Industrial Power Service	$0.17849	per kW	$ 142,672.88	$ 142,672.88
6	Economic As-Available Service	$0.00244	per kWh	$ 75,595.42	$ 75,595.42
7	Standby and Maintenance Service	$0.01913	per kW	$ 10,451.08	$ 10,451.08
8	Street and Outdoor Lighting	$0.02213	per kWh	$ 111,948.53	$ 110,104.82
9	Total			$ 4,955,199.35	$ 4,934,593.68

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 4,934,593.68
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 4,934,593.68

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of July 2010.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.

Title: Senior Vice President and Chief Accounting Officer